One American Row P.O. Box 5056 Hartford, CT 06102-5056	860-403-5000 www.nfg.com

May 2, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	First Investors Life Separate Account E (the “Registrant”); Post-Effective Amendment No. 5 to Registration Statement on Form N-6, File Nos. 333-239746 and 811-21742

Commissioners:

The above-referenced post-effective amendment filed on April 29, 2025, became effective May 1, 2025, pursuant to paragraph (b) of Rule 485 under the Securities Act. The Registrant certifies that:

(1)	The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the amendment, and

(2)	The text of the amendment has been filed electronically.

If you have any questions, please call the undersigned at (860) 403-5303.

Sincerely,

/s/ Sam S.F. Caligiuri
Sam S.F. Caligiuri